Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment, net
Property, plant and equipment, net

	December 31,
($ in millions)	2017	2016
Land and buildings	4,282	3,786
Machinery and equipment	8,336	7,368
Construction in progress	700	515
	13,318	11,669
Accumulated depreciation	(7,955)	(6,926)
Total	5,363	4,743

Schedule of assets under capital leases included in property, plant and equipment, net
	December 31,
($ in millions)	2017	2016
Land and buildings	176	120
Machinery and equipment	85	47
	261	167
Accumulated depreciation	(120)	(82)
Total	141	85